Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax
Schedule of deferred tax assets
	2025	2024
Deferred tax assets:
Net operating loss carryover	$5,617,500	$5,310,500
Accrued related party payroll	24,000	37,500
Valuation allowance	(5,641,500)	(5,348,000)
Net deferred tax asset	$-	$-

Schedule of income tax provision
	2025	2024
Book income	$(560,600)	$(420,400)
Related party accrued payroll	24,000	37,500
(Gain) Loss on debt settlement	-	(24,200)
Stock for services and compensation	235,200	78,800
Interest amortization	300	-
Inventory write-off	-	7,100
Other income	(6,000)	-
Valuation allowance	307,100	321,200
Income tax expense	$-	$-